Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income (loss) for the year	$ 126,375	$ 7,819	$ (80,224)
Other comprehensive (loss) income to be reclassified to profit or (loss) in subsequent periods:
Net (loss) gain on cash flow hedges (Note 24b)	(394)	(1,175)	336
Benefit (expense) income tax deferred (Note 20c)	118	362	(80)
Exchange differences on translation of foreign operations	(3,879)	749	3,471
Other comprehensive (loss) income not to be reclassified to profit or (loss) in subsequent periods:
Remeasurement (loss) gain of employee benefits (Note 17)	(130)	(107)	253
Benefit (expense) income tax deferred (Note 20c)	39	32	(79)
Other comprehensive (loss) income for the year, net of tax	(4,246)	(139)	3,901
Total comprehensive income (loss) for the year	$ 122,129	$ 7,680	$ (76,323)